NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3


1.   Investment  Company Act File Number 811-05808
     Date of Notification:  August 2, 1999

2.   Exact name of investment company as specified in registration statement:

                         EATON VANCE PRIME RATE RESERVES

3.   Address of principal executive office:

                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

A. [ X ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


By: /s/ Alan R. Dynner
    ------------------------
    Alan R. Dynner
    Secretary

{LOGO}         Investing    IF YOU ARE NOT INTERESTED IN SELLING YOUR SHARES AT
               for the       THIS TIME, YOU DO NOT HAVE TO DO ANYTHING AND CAN
EATON VANCE    21st        DISREGARD THIS NOTICE. THIS IS SIMPLY NOTIFICATION OF
               Century              THE SCHEDULED QUARTERLY TENDER.




August 2, 1999

Dear Eaton Vance Prime Rate Reserves Shareholder:

This notice is to inform you of the dates for your Fund's next quarterly tender offer. If you are not interested in selling your shares at this time, you do not have to do anything and can disregard this notice. This is simply notification of the scheduled quarterly tender.

The tender offer period will begin on August 2 and end on August 23, 1999. The purpose of this tender offer (also known as a repurchase offer) is to provide liquidity to shareholders. Fund shares can be redeemed by tender offer only during one of the Fund's scheduled quarterly tender offers.

Should you wish to sell any of your shares during this tender offer period, all you have to do is contact your financial consultant or broker and tell him or her to process the tender offer transaction for you. You may be charged a transaction fee for this service by your financial consultant or broker. If you have no need or desire to sell shares, simply disregard this notice. Rest assured that we will contact you again next quarter to remind you of your redemption privilege.

ALL REQUESTS TO TENDER SHARES MUST BE RECEIVED IN GOOD ORDER BY AUGUST 23, 1999.

Please refer to the enclosed Repurchase Offer Document if you have any questions, or call your financial consultant or broker.


Sincerely,


EATON VANCE SHAREHOLDER SERVICES







                                                                            nt#3

{LOGO}         Investing    IF YOU ARE NOT INTERESTED IN SELLING YOUR SHARES AT
               for the       THIS TIME, YOU DO NOT HAVE TO DO ANYTHING AND CAN
EATON VANCE    21st        DISREGARD THIS NOTICE. THIS IS SIMPLY NOTIFICATION OF
               Century                THE SCHEDULED QUARTERLY TENDER.





August 2, 1999


Dear Eaton Vance Prime Rate Reserves Shareholder:

This notice is to inform you of the dates for your Fund's next quarterly tender offer. If you are not interested in selling your shares at this time, you do not have to do anything and can disregard this notice. This is simply notification of the scheduled quarterly tender.

The tender offer period will begin on August 2 and end on August 23, 1999. The purpose of this tender offer (also known as a repurchase offer) is to provide liquidity to shareholders. Fund shares can be redeemed by tender offer only during one of the Fund's scheduled quarterly tender offers.

If you wish to sell your shares for cash during this tender period, you can do so in one of three ways as follows:

     1. Complete the attached Tender Request Form and return it with any outstanding share certificates to the Fund's transfer agent, First Data Investor Services Group by August 23, 1999.

     2. Telephone 1-800-262-1122, and place your order for up to $50,000. The proceeds of this request MUST BE SENT to your address of record and the check will be made payable exactly as the account is registered. THIS DOES NOT APPLY TO ANY INVESTORS BANK & TRUST COMPANY RETIREMENT ACCOUNTS.

     3. You may telephone your financial consultant or broker and have them effect the transaction for you through their affiliated Securities Firm.

If you have no need or desire to sell shares, simply disregard this notice. Rest assured that we will contact you again next quarter to remind you of your redemption privilege.

IF YOU HAVE AN INVESTORS BANK & TRUST COMPANY RETIREMENT ACCOUNT AND WANT OR NEED TO TAKE A DISTRIBUTION, it must be done at this time by completing the Investors Bank & Trust Company Request for Distribution Form and mailing it to Investors Bank & Trust Company.

ALL DOCUMENTATION MUST BE RECEIVED IN GOOD ORDER BY AUGUST 23, 1999.

Please refer to the enclosed Repurchase Offer Document if you have any questions, or you can also call us at 1-800-225-6265, extension 4.


Sincerely,

EATON VANCE SHAREHOLDER SERVICES



                                                                          TENLTR

{LOGO}       Investing   This form must be RECEIVED by August 23, 1999 if you
             for the     want to sell shares of Eaton Vance Prime Rate Reserves.
EATON VANCE  21st
             Century
                                      TENDER REQUEST FORM
             Return to:      First Data Investor Services Group, Eaton Vance
                             Group, P.O. Box 5123, Westborough, MA 01581-5123
             Overnight Mail: 4400 Computer Drive, Westborough, MA 01581-5120

Please tender the shares designated below at a price equal to their net asset value per share (NAV) on the last day of the period in which the shares are offered for repurchase.

EATON VANCE PRIME RATE RESERVES (EVPRX)

NAMES OF REGISTERED SHAREHOLDER(S):         ____________________________________
(please fill in EXACTLY as registered)
                                            ____________________________________

                                            ____________________________________

ACCOUNT NUMBER:   _________________________

DAYTIME TELEPHONE:   _________________________

SHARES TENDERED: (PLEASE CHECK ONE)

___  Partial Tender  -  Please tender ______________ shares from my account.

___  Full Tender     -  Please tender all shares, both issued and unissued, from my account.

___  Dollar Amount   -  Please tender enough shares to net $_____________, after any early withdrawal charges.

___  Exchange        -  Please exchange the shares tendered above for shares of the ____________________ Fund. (By checking this option, you certify receipt of a current prospectus for such a fund.)

PLEASE NOTE: If you are tendering shares represented by certificates, YOU MUST INCLUDE THE CERTIFICATES WITH THIS REQUEST and list them below. Any certificates which are not delivered will be excluded from the shares tendered.

Certificate Number(s)               Issue Date         Number of shares

________________________            _____________      ____________________


PAYMENT AND DELIVERY INSTRUCTIONS:

The check will be issued in the name of the registered shareholder(s) and mailed to the address of record. If alternate payment and delivery is required, please provide instructions here.

Alternate Instructions:_________________________________________________________

                       _________________________________________________________

                       _________________________________________________________

EARLY WITHDRAWAL CHARGE WAIVER:

     ___ Check this option if shares are tendered within one year following the date of death of the shareholder in whose name the tendered shares are registered. A certified copy of the shareholder's death certificate must be enclosed. Refer to entitlement details in the current Fund prospectus.

     ___ Check this option if shares were sold to Eaton Vance, or its affiliates or to their respective employees or clients; or for shares repurchased as part of a required distribution from a tax sheltered retirement plan, provided that the aggregate amount of such repurchase does not exceed 12% of the account balance. Refer to details in the current Fund prospectus.

PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

     * Your Signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

     * If the shares are held of record by two or more joint holders, ALL MUST SIGN.

     * If the shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.

     * If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

ALL SIGNATURES MUST BE GUARANTEED UNLESS ALL OF THE FOLLOWING CONDITIONS APPLY:

     * This Tender Request Form is signed by the registered holder(s) of the shares, AND

     *    There is no change of registration of any remaining shares, AND


     * The payment of the tender proceeds and certificates for any remaining shares are to be sent to the registered owner of the shares at the address shown in the share registration, AND

     *    The tender offer proceeds will be less than or equal to $50,000.

IN ALL OTHER CASES, ALL SIGNATURES MUST BE GUARANTEED by a member firm of a regional or national securities exchange or of the National Association of Securities Dealers, Inc.; a commercial bank or trust company having an office, branch, or agency in the United States; or other Eligible Guarantor Institution as defined in Rule 17 Ad-15(a)(2) under the Securities Exchange Act of 1934.

Signature(s) of owner(s) exactly as registered:  _______________________________

                                                 _______________________________

Date:_________________                           _______________________________


SIGNATURE GUARANTEED BY:


IF YOU HAVE ANY QUESTIONS REGARDING THIS FORM, PLEASE CALL 1-800-225-6265, EXTENSION 4 BETWEEN 8:30 AM AND 6:00 PM.


RETURN TO:      FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5123, WESTBOROUGH,
                MA 01581-5123
OVERNIGHT MAIL: 4400 COMPUTER DRIVE, WESTBOROUGH, MA  01581-5120


                                                                       TENFORMPR

{LOGO}         Investing                EATON VANCE PRIME RATE RESERVES
               for the
EATON VANCE    21st                          AUGUST REPURCHASE OFFER
               Century



1. THE OFFER. Eaton Vance Prime Rate Reserves (the "Fund") is offering to repurchase for cash up to twenty-five percent (25%) of its issued and outstanding shares of beneficial interest ("Shares") at a price equal to the net asset value ("NAV") as of the close of the New York Stock Exchange on the Repurchase Pricing Date (defined below) less any applicable early withdrawal charge (described below) upon the terms and conditions set forth herein, and the related Repurchase Procedures, which together constitute the "Offer". The purpose of the Offer is to provide liquidity to shareholders since the Fund is unaware of any secondary market which exists for the Shares. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2. NET ASSET VALUE. The NAV of the Fund on July 28, 1999 was $9.97 per share. The NAV can fluctuate. Please call Eaton Vance at 1-800-225-6265, extension 4 for current price information.

3. REPURCHASE REQUEST DEADLINE. All tenders of Shares for repurchase MUST be received in proper form by the Fund on or before 4:00 p.m., Eastern time, on August 23, 1999.

4. REPURCHASE PRICING DATE. The NAV for the repurchase must be determined no later than September 7, 1999; HOWEVER, the Fund intends to determine NAV on August 23, 1999, if doing so is not likely to result in significant dilution of the price of the Shares, or as soon as such determination can be made thereafter.

5. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Offer will be made not later than 7 days after the Repurchase Pricing Date.

6. EARLY WITHDRAWAL CHARGE. An early withdrawal charge of up to 3% may be imposed on those Shares accepted for repurchase that have been held for less than four years. Please check your holdings and the Fund's prospectus.

7. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASE. If shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to purchase by up to two percent (2%). If the number of Shares tendered for repurchase thereafter exceeds the number of Shares which the Fund is offering to repurchase, the Fund is required to repurchase the Shares tendered on a pro rata basis.

8. WITHDRAWAL OF SHARES TO BE REPURCHASED. Shares tendered pursuant to the Offer may be withdrawn at any time prior to 4:00 p.m., Eastern time, on August 23, 1999.

9. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Fund may suspend or postpone this Offer only: (A) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (B) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (C) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

10. TAX CONSEQUENCES. Shareholders should consult their tax advisers regarding the specific tax consequences, including state and local tax consequences, of participating in the repurchase. A tender of shares pursuant to the repurchase offer (including an exchange for shares of another Eaton Vance fund) will be treated as a taxable sale or exchange of the Shares if the tender (i) completely terminates the shareholder's interest in the Fund,
     (ii) is treated as a distribution that is "substantially disproportionate" or (iii) is treated as a distribution that is "not essentially equivalent to a dividend". A "substantially disproportionate" distribution generally requires a reduction of at least 20% in the shareholder's proportionate interest in the Fund after all Shares are tendered. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest.

     The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset and as a long-term capital gain or loss if such Shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange, the amount received upon a sale of Shares may consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's tax basis in the Shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

     NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKE ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

     NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY RECOMMENDATION ON BEHALF OF THE FUND AS TO WHETHER SHAREHOLDERS SHOULD TENDER SHARES PURSUANT TO THIS OFFER. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE CONTAINED HEREIN OR IN THE REPURCHASE PROCEDURES. IF GIVEN OR MADE, SUCH RECOMMENDATION AND SUCH INFORMATION AND REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND.

     FOR PER SHARE NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND'S PROSPECTUS, CALL EATON VANCE AT 1-800-225-6265, EXTENSION 4 OR CONTACT YOUR FINANCIAL ADVISER.



     Dated:  August 2, 1999


                                      * * *




                                                                      TENOFFER